GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 29,493,398	$ (0)	$ 29,493,398
Intangible assets, amount	287,500	(0)
Amortization expense for intangible assets	$ 12,500	$ 0